Changes in the fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureEmployeeBenefitsLineItems [Line Items]
Fair Value of Plan Assets	$ 11,575	$ 14,075
Euro Per Real [member]	961	701
Interest Income On Plan Assets	961	701
Derivatives Assets [member]	(617)	286
Return On Plan Assets Due To Lower Interest Income	(617)	286
Statement Table	1,798	1,048
[custom:ContributionsPaidBySponsorCompany]	870	644
Term Of Financial Commitment Paid By Company Fair Value Of Plan Assets	928	404
Investments in associates Market Value	(3,150)	(4,535)
Diesel [Member]	33	90
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory	(1,645)	(1,495)
[custom:TransferAndContributionForPp3]	(711)
[custom:CumulativeTranslationAdjustments1]	(827)	(3,130)
Fair Value of Plan Assets	10,567	11,575
Line of credit facility amount withdrawn
DisclosureEmployeeBenefitsLineItems [Line Items]
Fair Value of Plan Assets	8,650	10,688
Euro Per Real [member]	728	505
Interest Income On Plan Assets	728	505
Derivatives Assets [member]	(746)	196
Return On Plan Assets Due To Lower Interest Income	(746)	196
Statement Table	999	474
[custom:ContributionsPaidBySponsorCompany]	475	255
Term Of Financial Commitment Paid By Company Fair Value Of Plan Assets	524	219
Investments in associates Market Value	(2,200)	(3,213)
Diesel [Member]	26	75
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory	(952)	(920)
[custom:TransferAndContributionForPp3]	(680)
[custom:CumulativeTranslationAdjustments1]	(594)	(2,368)
Fair Value of Plan Assets	7,431	8,650
Petroleo Brasileiro S-A [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Fair Value of Plan Assets	2,213	2,691
Euro Per Real [member]	182	150
Interest Income On Plan Assets	182	150
Derivatives Assets [member]	(52)	(74)
Return On Plan Assets Due To Lower Interest Income	(52)	(74)
Statement Table	490	265
[custom:ContributionsPaidBySponsorCompany]	86	80
Term Of Financial Commitment Paid By Company Fair Value Of Plan Assets	404	185
Investments in associates Market Value	(517)	(819)
Diesel [Member]	7	15
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory	(319)	(228)
[custom:TransferAndContributionForPp3]	(31)
[custom:CumulativeTranslationAdjustments1]	(174)	(606)
Fair Value of Plan Assets	2,316	2,213
Pension Plans Petros Two [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Fair Value of Plan Assets	700	683
Euro Per Real [member]	50	45
Interest Income On Plan Assets	50	45
Derivatives Assets [member]	194	163
Return On Plan Assets Due To Lower Interest Income	194	163
Investments in associates Market Value	(122)	(191)
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory	(65)	(35)
[custom:CumulativeTranslationAdjustments1]	(57)	(156)
Fair Value of Plan Assets	822	700
Other plans [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Fair Value of Plan Assets	12	13
Euro Per Real [member]	1	1
Interest Income On Plan Assets	1	1
Derivatives Assets [member]	(13)	1
Return On Plan Assets Due To Lower Interest Income	(13)	1
Statement Table		1
[custom:ContributionsPaidBySponsorCompany]		1
Investments in associates Market Value	(2)	(4)
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory		(2)
[custom:CumulativeTranslationAdjustments1]	(2)	(2)
Fair Value of Plan Assets	(2)	12
Collaboration arrangements [domain]
DisclosureEmployeeBenefitsLineItems [Line Items]
Statement Table	309	308
[custom:ContributionsPaidBySponsorCompany]	309	308
Investments in associates Market Value	(309)	(308)
Disclosure Of Pension Plan Assets By Type Of Asset Explanatory	$ (309)	(310)
[custom:CumulativeTranslationAdjustments1]		$ 2